Pension and other employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans
The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Service cost-benefits earned during the period	10,846	9,220
Interest costs on projected benefit obligations	6,674	9,302
Expected return on plan assets	(15,661)	(16,214)
Amortization of prior service cost (benefits)	(2,711)	(2,842)
Amortization of net actuarial loss (gain)	(19,156)	(16,191)
Special termination benefits	365	307
Other	1,389	2,102

Net periodic benefit cost	(18,253)	(14,316)